Commitments and Contingencies (Details)	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ending June 30, 2020	$ 438,639
Year ending June 30, 2021	410,607
Year ending June 30, 2022	365,949
Year ending June 30, 2023	240,598
Year ending June 30, 2024 and thereafter	101,157
Total	$ 1,556,950